Long-term debt and long-term debt due to related parties (Tables)	12 Months Ended
Mar. 28, 2026
Debt Disclosure [Abstract]
Summary of Long-Term Debt and Long-Term Debt Due to Related Parties
(a)	Long-term debt and long-term debt due to related parties consists of the following:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CORRA plus a CORRA adjustment of 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $ 458 and $ 140 ,respectively). Refer to Notes 7 and 19 for additional information.	$25,542	$12,360
$ 10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $ nil and $ nil , respectively)	833	2,833
$ 0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3 % repayable in 72 monthly payments beginning in July 2021	89	160
U.S. $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 17 (c))	2,081	2,146
$3.75 million loan owing to the Company’s controlling shareholder, Mangrove, bearing interest at an annual rate of 15%, repayable in full in December 2026 (net of deferred financing costs of $25 and $ nil ,respectively) (Note 17 (h)). Refer to Note 19 for additional information.	3,725	—
Obligations under finance leases , at annual interest rates between 0.6 % and 14%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to August 2030 (net of deferred financing costs of $ 5 and $ 25 , respectively)	1,984	4,510
Eligible borrowing amount of up to $ 4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $ 65 and $ 76 , respectively)	4,235	4,225

	38,489	26,234
Less current portion of long-term debt	(2,697)	(4,860)

	$35,792	$21,374

Summary of Future Minimum Lease Payments for Finance Leases
(f)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2027	$1,907
2028	72
2029	65
2030	53
2031	31

2,128
Less imputed interest	(139)

$1,989

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
(g)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2027	$2,697
2028	794
2029	1,167
2030	1,160
2031	1,140
Thereafter	32,085

$39,043